Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Operational Information by Reportable Segment
The Group’s operational information by reportable segment for the year ended December 31, 2019 are as follows:

	For the year ended December 31, 2019
	Air transportation	Loyalty (1)	Eliminations	Consolidated
Operating revenue: (2)
External customers	$4,284,901	$336,595	$—	$4,621,496
Inter-segment	149,595	1,856	(151,451)	—

Total operating revenue	$4,434,496	$338,451	$(151,451)	$4,621,496

Operating expenses	4,067,372	196,116	(151,768)	4,111,720
Depreciation, amortization and impairment	1,061,766	11,991	(9,700)	1,064,057

Operating (loss) profit	(694,642)	130,344	10,017	(554,281)

Interest expense	(263,049)	(36,893)	—	(299,942)
Interest income	6,741	2,300	—	9,041
Derivative instruments	(1,892)	(272)	—	(2,164)
Foreign exchange	(24,117)	(73)	—	(24,190)
Equity method	1,524	—	—	1,524
Income tax expense	(24,042)	59	—	(23,983)

Net (loss) profit for the period	$(999,477)	$95,465	$10,017	$(893,995)

Total Assets	$7,219,611	$243,249	$(188,950)	$7,273,910

Total Liabilities	$6,522,422	$880,483	$(134,162)	$7,268,743

The Group’s operational information by reportable segment for the year ended December 31, 2018 are as follows:

	For the year ended December 31, 2018
	Air transportation	Loyalty (1)	Eliminations	Consolidated
Operating revenue: (2)
External customers	$4,577,021	$313,809	$—	$4,890,830
Inter-segment	148,882	1,867	(150,749)	—

Total revenue	4,725,903	315,676	(150,749)	4,890,830

Operating expenses	4,226,414	193,269	(150,357)	4,269,326
Depreciation, amortization and impairment	388,960	12,976	(12,548)	389,388

Operating profit	110,529	109,431	12,156	232,116

Interest expense	(182,230)	(30,064)	—	(212,294)
Interest income	8,062	2,053	—	10,115
Derivative instruments	567	(827)	—	(260)
Foreign exchange	(9,238)	18	—	(9,220)
Equity method	899	—	—	899
Income tax expense	(20,258)	45	—	(20,213)

Net segment profit (loss) for the period	$(91,669)	$80,656	$12,156	$1,143

Total Assets	$7,098,272	$248,937	$(228,566)	$7,118,643

Total Liabilities	$5,426,718	$862,834	$(163,370)	$6,126,182

The Group’s operational information by segment reportable for the year ended December 31, 2017 are as follows:

	For the year ended December 31, 2017
	Air transportation	Loyalty (1)	Eliminations	Consolidated
Operating revenue: (2)
External customers	$4,167,658	$274,026	$—	$4,441,684
Inter-segment	112,037	4,366	(116,403)	—

Total revenue	4,279,695	278,392	(116,403)	4,441,684

Operating expenses	3,797,456	156,627	(119,456)	3,834,627
Depreciation and amortization	313,314	12,876	(12,777)	313,413

Operating profit	168,925	108,889	15,830	293,644

Interest expense	(174,657)	(8,675)	—	(183,332)
Interest income	11,998	1,550	—	13,548
Derivative instruments	(2,536)	—	—	(2,536)
Foreign exchange	(20,161)	(2)	—	(20,163)
Equity method	980	—	—	980
Income tax expense	(19,457)	(652)	—	(20,109)

Net segment profit (loss) for the period	$(34,908)	$101,110	$15,830	$82,032

Total Assets	$6,796,848	$248,919	$(184,371)	$6,861,396

Total Liabilities	$5,082,763	$545,951	$(107,018)	$5,521,696

(1)	Loyalty revenue for redeemed miles is found in the entry of passengers; and other loyalty income is recorded in other income.
(2)
The results, assets and liabilities allocated to the loyalty segment reportable correspond to those attributable directly to the subsidiary LifeMiles Corp., and exclude assets, liabilities, income and expenses of the loyalty program recognized in the Avianca Holdings Subsidiaries.

Schedule of Revenues by Geographic Area
The Group’s revenues by geographic area for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the years ended December 31,
	2019	2018	2017
United States of America	$681,728	$462,091	$565,910
Central America and the Caribbean	289,543	248,896	539,682
Colombia	2,378,772	2,580,979	1,961,600
South America (excluding Colombia)	754,574	732,586	933,569
Other	516,879	866,278	440,923

Total operating revenue	$4,621,496	$4,890,830	$4,441,684